Insurance and reinsurance - Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Market variables:
1% increase in market interest rates impact on net income and total equity	$ 3	$ (85)
1% decrease in market interest rates impact on net income and total equity	(2)	104
10% increase in equity market values impact on CSM	16	14
10% decrease in equity market values impact on CSM	(18)	(19)
Non-financial variables:
2% adverse change in life mortality rates impact on net income and total equity	(45)	(40)
2% adverse change in life mortality rates impact on CSM	(17)	(18)
2% adverse change in annuitant mortality rates impact on CSM	(151)	(135)
2% adverse change in annuitant mortality rates impact on net income and total equity	(1)	(4)
5% adverse change in morbidity rates impact on net income and total equity	(57)	(41)
5% adverse change in morbidity rates impact on CSM	(179)	(186)
10% adverse change in lapse rates impact on net income and total equity	(16)	(7)
10% adverse change in lapse rates impact on CSM	(334)	(334)
5% increase in expenses impact on net income and total equity	(5)	(3)
5% increase in expenses impact on CSM	$ (52)	$ (49)